Offerings	Oct. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right ("Share Right") to receive one fifth (1/5) of one Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 172,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.25
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act.

Each unit consists of one Class A ordinary share, $0.0001 par value, and one right (“Share Right”) to receive one fifth (1/5) of one Class A ordinary share upon the consummation of an initial business combination.

Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 2,250,000 Share Rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act. No fee pursuant to 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Share Rights included as part of the units
Amount Registered | shares	17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act. No fee pursuant to 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying Share Rights included as part of the units
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 34,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,764.40
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.